Share capital (Details) - Common Shares [Member] - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement [Line Items]
Balance, beginning	$ 128,062	$ 134,866	$ 116,408,000
Balance at beginning (in shares)	40,106,915	42,108,920	34,137,665
Issuance of shares		$ 25,845,000	$ 11,582,000
Issuance of shares (in shares)		5,405,000	5,951,250
Exercise of warrants	$ 3,249,000	$ 1,174,000
Exercise of warrants (in shares)	845,000	1,487,841
Exercise of options	$ 1,475,000	$ 3,503,000	$ 72,000
Excercise of options (in shares)	1,157,005	997,136	18,000
Transfer from contributed surplus	$ 2,080,000	$ 6,611,000
Balance, ending	$ 134,866,000	$ 171,999,000	$ 128,062,000
Balance at ending (in shares)	42,108,920	49,998,897	40,106,915